File Number: 333-110037
                                                Filed Pursuant to Rule 497(c) of
                                                      the Securities Act of 1933

                       Pioneer Tax Free Money Market Fund


                  Investor Class Prospectus, dated May 1, 2006

Pioneer Tax Free Money Market Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Tax-Free Money Market Fund into the Fund (the "Reorganization") on December 10, 2006. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that Class.


All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the Class A, Class B and Class C shares prospectus are incorporated by reference into this prospectus:


     o Basic information about the fund (other than "The fund's past performance" and "Fees and expenses");

     o    Management;

     o    Dividends, capital gains and taxes; and


     o    The following sections under "Buying, exchanging and selling shares":

          o    Net asset value

          o Opening your account - Account options, Telephone transaction privileges and Online transaction privileges

          o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares")

          o    Account options

          o    Shareowner services

          o    Shareowner account policies

The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance
The chart shows the year-by-year performance of the fund's Investor Class shares. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. You do not pay a sales charge on purchases of Investor Class shares.

Annual return Investor Class shares (%)
(Year ended December 31)



'96                     3.07
'97                     3.12
'98                     3.07
'99                     2.74
'00                     3.53
'01                     2.34
'02                     0.97
'03                     0.51
'04                     0.59
'05                     1.70


The highest calendar quarterly return was 0.93% (03/31/2000 to 06/30/2000)

The lowest calendar quarterly return was 0.09% (12/31/2003 to 03/31/2004)

Comparison with the Lipper Tax Exempt Money Market Average

The table shows the average annual total returns for Investor Class shares of the fund over time and compares these returns to the returns of the Lipper Tax Exempt Money Market Average. The fund's 7-day yield for the period ended December 31, 2005 for Investor Class shares was 2.64%.

Unlike the fund, the index is not managed and does not incur expenses. The table:
o    Assumes that you sell your shares at the end of the period
o    Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2005)



                                                                    Since     Inception
                                   1 Year   5 Years  10 Years   Inception          Date
                                  ------------------------------------------------------
Investor Class                                                                9/18/84#
Return before taxes                  1.70      1.22      2.16        3.19
----------------------------------------------------------------------------------------
Return after taxes on
distributions                        1.10      0.77      1.31        1.99
----------------------------------------------------------------------------------------
Return after taxes on
distribution and sale of shares      1.10      0.77      1.31        1.99
----------------------------------------------------------------------------------------
Lipper Tax Exempt Money
Market Average (reflects no
deduction for taxes)                 1.90      1.30      2.22        3.23
----------------------------------------------------------------------------------------



# Inveption date of predecessor fund's Investor Class shares. The fund's Investor Class shares were first offered on 12/10/04.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareowner fees paid directly from your investment           Investor Class
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                   None
Maximum deferred sales charge (load) when you sell shares         None



Annual fund operating expenses paid from the assets of
the fund as a percentage of average daily net assets         Investor Class(2)
--------------------------------------------------------------------------------
Management Fee                                                   0.40%
Distribution and Service (12b-1) Fee                             0.00%
Other Expenses                                                   0.51%
Total Annual Fund Operating Expenses(1)                          0.91%



(1) The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

(2) The table below shows expenses for Class A shares.



Annual fund operating expenses paid from the assets
of the fund as a percentage of average daily net assets      Class A
--------------------------------------------------------------------------------
Management Fee                                                0.40%
Distribution and Service (12b-1) Fee                          0.15%
Other Expenses                                                0.26%
Total Annual Fund Operating Expenses*                         0.81%
--------------------------------------------------------------------------------


* The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's total operating expenses remain the same.


Although your actual costs may be higher or lower, under these assumptions your costs would be:


  Number of years you own your shares
--------------------------------------------------------------------------------
             1                   3               5                   10
            $83                $259            $450               $1,002

Financial highlights
The financial highlights table helps you understand the fund's financial performance since the inception of Investor Class shares.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in Investor Class shares of the fund (assuming reinvestment of all dividends and distributions).

The information below has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Pioneer Tax Free Money Market Fund

Investor Class



                                               Year         Year         Year        Year        Year
                                              Ended        Ended        Ended       Ended       Ended
                                             12/31/05   12/31/04(a)    12/31/03    12/31/02    12/31/01
Net asset value, beginning of period           $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
                                               ------       ------       ------      ------      ------
Increase (decrease) from investment
  operations:
  Net investment income (loss)                 $ 0.02       $  0.01      $ 0.01      $ 0.01      $ 0.02
                                               ------       ------       ------      ------      ------
Distributions to shareowners:
  Net investment income                        $(0.02)      $ (0.01)     $(0.01)     $(0.01)     $(0.02)
                                              -------      -------      -------     -------     -------
Net asset value, end of period                 $ 1.00       $  1.00      $ 1.00      $ 1.00      $ 1.00
                                              -------      -------      -------     -------     -------
Total return*                                    1.70%         0.59%       0.51%       0.97%       2.34%
Ratio of net expenses to average
  net assets+                                    0.64%         0.65%       0.65%       0.75%       0.75%
Ratio of net investment income (loss) to
  average net assets+                            1.64%         0.57%       0.51%       0.97%       2.31%
Portfolio turnover rate
Net assets, end of period (in thousands)      $28,526       $39,514     $67,128     $75,954     $76,554
Ratios with no waiver of management fees
  and assumptions of expense by
  PIM and no reductions for fees
  paid indirectly:
  Net expenses                                   0.91%         0.78%       0.74%       0.75%       0.75%
  Net investment income                          1.36%         0.44%       0.42%       0.97%       2.31%
Ratios with waiver of management fees
  and assumptions of expense by
  PIM and no reductions for fees
  paid indirectly:
  Net expenses                                   0.64%
  Net investment income                          1.64%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+    Ratio with no reduction for fees paid indirectly.
(a) Effective August 2, 2004, Pioneer Investment Management, Inc. became the subadviser of the Fund and subsequently became the adviser on December 10, 2004.

                                                                   19276-00-0406
                                        (C) 2006 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC